Dividend Per Ordinary Share - Schedule of Dividends to Shareholders of the Parent (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended					12 Months Ended
		Aug. 31, 2019	May 31, 2019	Aug. 31, 2018	May 31, 2018	Aug. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend per ordinary share [abstract]
Dividend per ordinary share paid		€ 0.24	€ 0.44	€ 0.24	€ 0.43	€ 0.24	€ 0.45
Dividends paid		€ 935	€ 1,714	€ 934	€ 1,670	€ 933	€ 1,754
Dividends per ordinary share	[1]						€ 0.69	€ 0.68	€ 0.67
Dividends							€ 2,689	€ 2,648	€ 2,603

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.